EQUITY (Details)	Dec. 31, 2012	Dec. 31, 2011
Ordinary shares, shares authorized	25,000,000	25,000,000
Ordinary shares, shares issued	14,164,620	14,164,620
Ordinary shares, shares outstanding	14,164,620	14,164,620